Finacial Liabilities at Fair Market Value - Schedule of Warrants Fair Value (Details)	Jun. 30, 2025	Dec. 31, 2024
Stock price [Member]
Schedule of Warrants Fair Value [Line Items]
Warrants fair value	0.85	1.02
Exercise price [Member]
Schedule of Warrants Fair Value [Line Items]
Warrants fair value	1.28	1.28
Risk-free interest rate [Member]
Schedule of Warrants Fair Value [Line Items]
Warrants fair value	3.72	4
Expected volatility [Member]
Schedule of Warrants Fair Value [Line Items]
Warrants fair value	76.83	88.61
Expected dividend yield [Member]
Schedule of Warrants Fair Value [Line Items]
Warrants fair value	0	0
Expected term of warrants [Member]
Schedule of Warrants Fair Value [Line Items]
Warrants fair value	2	2.5